Share Based Compensation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common stock reserved for share-based compensation		10.00%
Number of share options available for grant | shares		607,951	728,266
Number of reserve shares for options re-allocated to LTIP | shares	700,000
Share-based compensation		$ 8,711,000	$ 30,753,000	$ 16,198,000
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (years)		3 years
Share-based compensation		$ 4,280,000	20,268,000	9,688,000
Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (years)		3 years
Number of shares authorized | shares		1,471,047
Share-based compensation		$ 4,434,000	$ 10,485,000	$ 6,510,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options		7 years
Bottom of range | Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of RSUs issued (usd per share)		$ 1.46
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options		10 years
Top of range | Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of RSUs issued (usd per share)		$ 1.89